Other liabilities and provisions - Current and Non Current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and provisions.
Other (e.g. license liabilities, Deferred Tax Liability)	€ 19	€ 264
Other liabilities (non-current)	19	264
Personnel accrued liabilities (e.g. bonus, vacation)	7,778	7,210
Grants from government agencies and similar bodies	2,021	3,167
Outstanding invoices	28,146	35,242
Professional fees	1,344	1,183
VAT and other taxes (real estate transfer taxes)	924	924
Other	278	305
Other liabilities (current)	40,491	48,031
Total other liabilities (current & non-current)	40,510	48,295
Other operating income related the grants from government agencies and similar bodies	440	66,394	€ 23,736
Accrued liability for other taxes consists of real estate transfer taxes	€ 924	€ 924